Stock-Based Compensation (Stock Appreciation Rights) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Nov. 30, 2013	Jun. 30, 2013	May 31, 2013	Sep. 30, 2012	May 31, 2012	Mar. 31, 2012	May 31, 2014	Aug. 30, 2014	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	145,149
Weighted Average Exercise Price
Options vested, outstanding (in shares)	206,638
Share-based Compensation, Shares Authorized Under Stock Appreciation Rights, Exercise Price Range, Number Of Unvested Shares	746,410
Weighted Average Exercise Price Per Share (in dollars per share)	$ 23.53
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	8 years 7 months
Number of exercisable options (in shares)	206,638
Weighted average exercise price per share (in dollars per share)	$ 22.30
Excess tax benefits from stock-based compensation	$ 0	$ 100,000	$ 0
Unvested activity
Nonvested at the beginning of the period (in shares)	0
Granted (in shares)	145,149
Vested (in shares)	(1,784)
Forfeited stock appreciation rights (in shares)	(9,796)
Nonvested at the end of the period (in shares)	133,569	0
$19.65 - $22.70
Weighted Average Exercise Price
Options vested, outstanding (in shares)	147,540
Share-based Compensation, Shares Authorized Under Stock Appreciation Rights, Exercise Price Range, Number Of Unvested Shares	381,180
Weighted Average Exercise Price Per Share (in dollars per share)	$ 22.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	8 years 4 months
Number of exercisable options (in shares)	147,540
Weighted average exercise price per share (in dollars per share)	$ 21.61
$23.03 - $26.22
Weighted Average Exercise Price
Options vested, outstanding (in shares)	59,098
Share-based Compensation, Shares Authorized Under Stock Appreciation Rights, Exercise Price Range, Number Of Unvested Shares	365,230
Weighted Average Exercise Price Per Share (in dollars per share)	$ 25.31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	9 years
Number of exercisable options (in shares)	59,098
Weighted average exercise price per share (in dollars per share)	$ 24.04
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	450,894	923,832
Fair value assumptions
Risk-free interest rate (as a percent)				1.78%	2.03%	1.92%	2.00%	1.98%	1.91%	1.41%	1.17%	1.00%	1.18%	1.56%
Dividend yield (as a percent)				4.00%	3.50%	3.27%	3.24%	3.53%	3.13%	3.56%	3.61%	3.80%	4.20%	3.50%
Expected life				6 years	6 years	6 years	6 years	6 years	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Volatility (as a percent)				38.60%	40.60%	41.20%	41.20%	44.30%	43.80%	44.10%	44.10%	44.30%	44.00%	43.90%
SAR grant price				$ 20.48	$ 23.43		$ 25.27	$ 23.25	$ 26.22	$ 23.03	$ 22.70	$ 21.37	$ 19.65	$ 23.73		$ 25.11
Fair value of award (in dollars per share)	$ 25.20	$ 22.76		$ 5.17	$ 6.72	$ 7.46	$ 7.55	$ 7.25	$ 8.60	$ 7.07	$ 6.86	$ 6.20	$ 4.77	$ 6.10
Number of Shares
Outstanding at beginning of period (in shares)	961,458	525,287	0
Granted (in shares)	450,894	923,832	707,012
Exercised (in shares)	(52,667)	(11,037)
Forfeited/expired (in shares)			(181,725)
Forfeited (in shares)	(406,637)	(476,624)
Outstanding at end of period (in shares)	953,048	961,458	525,287
Weighted Average Exercise Price
Outstanding at beginning of period	$ 22.20	$ 21.23	$ 0.00
Granted	$ 25.20	$ 22.76	$ 21.23
Exercised	$ 20.21	$ 19.65
Forfeited/expired	$ 22.65	$ 22.28	$ 21.23
Outstanding at end of period	$ 23.53	$ 22.20	$ 21.23
Outstanding - Aggregate Intrinsic Value	0	5,600,000	1,200,000														0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Exercised	200,000	100,000	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Exercisable, Weighted Average Remaining Contractual Terms	7 years 9 months
Unrecognized stock-based compensation expense	$ 3,800,000
Unrecognized stock-based compensation expense, period of recognition	2 years 8 months
Unvested activity
Nonvested at the beginning of the period (in shares)	839,505	525,287
Granted (in shares)	450,894	923,832
Vested (in shares)	(84,685)	(121,953)
Exercised stock appreciation rights (in shares)	(52,667)	(11,037)
Forfeited stock appreciation rights (in shares)	(406,637)	(476,624)
Nonvested at the end of the period (in shares)	746,410	839,505	525,287
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 22.27	$ 21.23
Granted (in dollars per share)	$ 25.20	$ 22.76		$ 5.17	$ 6.72	$ 7.46	$ 7.55	$ 7.25	$ 8.60	$ 7.07	$ 6.86	$ 6.20	$ 4.77	$ 6.10
Vested (in dollars per share)	$ 23.23	$ 21.65
Exercised (in dollars per share)	$ 20.21	$ 19.65
Forfeited (in dollars per share)	$ 22.65	$ 22.28
Nonvested at the end of the period (in dollars per share)	$ 23.87	$ 22.27	$ 21.23
Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year
Stock Appreciation Rights (SARs) | $19.65 - $22.70
Weighted Average Exercise Price
Range of Exercisable Prices, low end of range (in dollars per share)	$ 19,650
Range of Exercisable Prices, high end of range (in dollars per share)	$ 23,430
Stock Appreciation Rights (SARs) | $23.03 - $26.22
Weighted Average Exercise Price
Range of Exercisable Prices, low end of range (in dollars per share)	$ 23,730
Range of Exercisable Prices, high end of range (in dollars per share)	$ 26,920
1995 Executive Incentive Compensation Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)												43,058	345,502	318,452
Unvested activity
Granted (in shares)												43,058	345,502	318,452
2013 Equity and Incentive Compensation Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)	10 years
Retirement age of employees (in years)	62
Granted (in shares)				12,401	15,808	84,290	31,405	51,900	15,000	5,018	903,814				255,090
Unvested activity
Granted (in shares)				12,401	15,808	84,290	31,405	51,900	15,000	5,018	903,814				255,090
2013 Equity and Incentive Compensation Plan | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	5 years
May 2014 Grant 1 | Stock Appreciation Rights (SARs)
Fair value assumptions
Risk-free interest rate (as a percent)															1.90%
Dividend yield (as a percent)															3.16%
Expected life															6 years
Volatility (as a percent)															43.20%
SAR grant price															25.93
Fair value of award (in dollars per share)															8.16
Weighted Average Grant Date Fair Value
Granted (in dollars per share)															8.16
May 2014 Grant 2 | Stock Appreciation Rights (SARs)
Fair value assumptions
Risk-free interest rate (as a percent)															1.82%
Dividend yield (as a percent)															3.05%
Expected life															6 years
Volatility (as a percent)															42.80%
SAR grant price															26.92
Fair value of award (in dollars per share)															8.47
Weighted Average Grant Date Fair Value
Granted (in dollars per share)															8.47